24. Equity (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity Details 1Abstract
Profit for the year	R$ 2,835,068	R$ 2,519,310	R$ 2,947,098
(-) Legal reserve - 5%	141,755	125,965	147,355
Distribution of earnings	2,693,313	2,393,345	2,799,743
Minimum mandatory dividend - 25% (R$0.9851, R$0.87539 and R$1.0240 as of December 31, 2018, 2017 and 2016 per share and per ADS)	R$ 673,328	R$ 598,336	R$ 699,936